CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011
Common stock, par value (in dollars per share)		$ 0.00001
Common stock, shares authorized		89,637,770
Common stock, shares issued		89,515,617
Common stock, shares outstanding		89,515,617
Preferred stock, par value (in dollars per share)	$ 0.00001	$ 0.00001
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Treasury stock, shares	891,904
Intangible assets, accumulated amortization (in dollars)	$ 357,414	$ 267,688
Class A Common Stock
Common stock, par value (in dollars per share)	$ 0.00001	$ 0.00001
Common stock, shares authorized	890,000,000	890,000,000
Common stock, shares issued	128,688,231	89,515,617
Common stock, shares outstanding	128,688,231	89,515,617
Class B Common Stock
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	83,919,136	0
Common stock, shares outstanding	83,919,136